TAXES ON INCOME	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
TAXES ON INCOME	TAXES ON INCOME
a.Israeli taxation:
1.Corporate tax:
Commencing 2012, NICE Ltd. and its Israeli subsidiary elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investments (the "Investment Law"). The election is irrevocable.
In December 2016, the Israeli Knesset passed a number of changes to the Investments Law regimes. These changes came into law in May 2017, effective beginning January 1, 2017, upon the passing into law of Regulations promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Such Regulations provide rules for implementation of the Preferred Technology Enterprise tax regime.
The Company believes it qualifies as a Preferred Technology Enterprise and accordingly is eligible for a tax rate of 12% on its qualifying preferred technology income, as defined in such regulations, beginning from tax year 2017 and onwards. The Company expects that it will continue to qualify as a Preferred Technology Enterprise in subsequent tax years.
Income not eligible for Preferred Enterprise or Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which remains 23% in 2023 (23% in 2022 and 2021).
2.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, NICE Ltd. and its Israeli subsidiary calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars, is translated into NIS according to the exchange rate as of December 31st of each year.
3.Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:
NICE Ltd. and its Israeli subsidiary believe they each currently qualify as an "Industrial Company" as defined by the Investment Law and, as such, are entitled to certain tax benefits including deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.
b.Income taxes on non-Israeli subsidiaries:
Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. The Company's consolidated tax rate depends on the geographical mix of where its profits are earned. In 2023, the Company's U.S. subsidiaries are subject to combined federal and state income taxes of approximately 25.1% and its subsidiaries in the U.K. and India are subject to corporation tax at a rate of approximately 23.5% and 34.9%, respectively. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2023, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $1,767,539 with a corresponding unrecognized deferred tax liability of $227,648. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes, subject to an adjustment for foreign tax credits, and foreign withholding taxes.
c.U.S. Tax:
On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the "U.S. Tax Reform" or "TCJA"), a comprehensive tax legislation that includes several key tax changes to the taxation of business entities, among which is the change to IRS Section 174, that went into effect for taxable years beginning after December 31, 2021, requiring research and development expenses to be capitalized and amortized over a period of either five or fifteen years. Prior to this change, the research and development expenses could be fully expensed, as incurred, for tax purposes.

The final impact of the TCJA may differ due to, among other things, possible changes in the interpretations and assumptions made by the Company as a result of additional information, additional guidance or finalization of law and regulations that will be issued by the U.S. Department of Treasury, the IRS or other standard-setting bodies, and which may impact the Company's future financial statements, and will be accounted for when such guidance is issued.

d.Net operating loss carryforward:
As of December 31, 2023, the Company and certain of its subsidiaries had tax loss carry-forwards totaling in aggregate approximately $316,962, which can be carried forward and offset against taxable income. Approximately $238,065 of these carry-forward tax losses have no expiration date, with the balance expiring between the years 2023 and 2041.
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.
e.Deferred tax assets and liabilities:
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows :

	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carryforward and tax credits	$96,079	$51,924
Intra-entity transfer of certain intangible assets (*)	14,563	17,252
Operating leases liabilities	18,820	22,878
Share based payments	37,110	38,206
Research and development costs	112,311	62,695
Reserves, allowances and other	55,124	54,774
Deferred tax assets before valuation allowance	334,007	247,729
Valuation allowance	(19,818)	(12,569)
Deferred tax assets	314,189	235,160

Deferred tax liabilities:
Acquired intangibles	(75,396)	(43,385)
Operating lease right-of-use assets	(15,813)	(20,160)
Acquired deferred revenue	—	(565)
Internal use software and other fixed assets	(18,650)	(24,766)
Prepaid compensation expenses	(33,936)	(36,724)
Other	(19)	(7)
Deferred tax liabilities	(143,814)	(125,607)

Deferred tax assets, net	$170,375	$109,553

(*) During the years ended December 31, 2023 and 2022, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward, incurred a tax expense on capital gain, released valuation allowances and recorded a deferred tax asset.

	December 31,
	2023	2022
Deferred tax assets	$178,971	$116,889
Deferred tax liabilities	(8,596)	(7,336)
Deferred tax assets, net	$170,375	$109,553
The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning their realization.
f.A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2023	2022	2021
Income before taxes on income, as reported in the consolidated statements of income	$457,700	$345,332	$240,619
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(6.8)%	(3.3)%	(2.2)%
Changes in valuation allowance	1.6%	0.5%	1.0%
Earnings taxed under foreign law	(0.9)%	0.7%	0.2%
Tax settlements and prior years adjustments	4.4%	0.4%	(1.8)%
Intangible assets transfer	—%	—%	(1.7)%
Other	4.7%	1.7%	(1.3)%
Effective tax rate	26.1%	23.0%	17.2%
(*) The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits" status on net earnings per ordinary share is as follows

	Year Ended December 31,
	2023	2022	2021
Basic	$0.49	$0.18	$0.08
Diluted	$0.47	$0.19	$0.08
g.Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Domestic	$195,203	$102,500	$53,703
Foreign	262,497	242,832	186,916
	$457,700	$345,332	$240,619
h.Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Current	$182,789	$132,129	$80,903
Deferred	(63,390)	(52,742)	(39,507)

	119,399	79,387	41,396

Domestic	51,334	28,853	16,171
Foreign	68,065	50,534	25,225

	$119,399	$79,387	$41,396
Of which:

	Year Ended December 31,
	2023	2022	2021
Domestic taxes:
Current	$50,414	$29,576	$27,400
Deferred	920	(723)	(11,229)

	51,334	28,853	16,171
Foreign taxes:
Current	132,375	102,553	53,503
Deferred	(64,310)	(52,019)	(28,278)

	68,065	50,534	25,225

Taxes on income	$119,399	$79,387	$41,396
i.Uncertain tax positions:
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2023	2022
Uncertain tax positions, beginning of year	$80,005	$77,047
Increases in tax positions for prior years	1,262	2,729
Increases in tax positions for current year	11,712	6,031
Expiry of the statute of limitations	(2,855)	(5,802)

Uncertain tax positions, end of year	$90,124	$80,005
The Company accrued $38,347 and $22,285 due to interest and penalties related to uncertain tax positions as of December 31, 2023 and 2022, respectively.
During the course of 2019, upon receipt of an information letter, the Company's United Kingdom Subsidiary Group elected to register for the United Kingdom Profits Diversion Compliance Facility, covering the years 2015-2018. During December 2021 and 2022, this was extended to include the years 2019 and 2020 respectively.

NICE Ltd. and its foreign affiliates in Hungary and in the United Kingdom (“Foreign Affiliates”) are undergoing routine Israeli income tax audits for the tax years 2011 through 2021. On December 30, 2020, February 28, 2022 and on February 20, 2023 NICE Ltd. received a final assessments by way of Tax Decrees (“Tax Decrees”) from the Israel Tax Authority (“ITA”) with respect to its fiscal years 2014 through 2016 for an aggregate amount of tax of approximately NIS 154,869 (equivalent to approximately $43,127). On March 22, 2023, August 20, 2023, and on December 7, 2023 NICE Ltd.’s Foreign Affiliates received Tax Decrees from the ITA with respect to its fiscal years 2011 through 2015, for an aggregate amount of tax of approximately NIS 399,891 (equivalent to approximately $111,360). On December 28, 2022, NICE Ltd. received an assessment from the ITA with respect to its fiscal years 2017 (“Assessment”), for an aggregate amount of tax of approximately NIS 53,033 (equivalent to approximately $14,769) On December 6, 2023, NICE Ltd. received an assessment from the ITA with respect to its fiscal years 2018 through 2021, for an aggregate amount of tax of approximately NIS 47,320 (equivalent to approximately $13,177). Nice Ltd. and its affiliates had filed number of appeals and objections in relation to the different assessments and decrees mentioned above with the district court of Tel Aviv. In addition, the ITA, NICE Ltd and NICE Ltd.’s Foreign Affiliates are in discussions in an effort to resolve these matters in a mutually agreeable manner. We believe our recorded unrecognized tax benefits are sufficient to cover the resolution of the ITA’s Tax Decreases and the Assessments.
As of December 31, 2023, U.S. federal income tax returns filed by the Company's U.S. subsidiaries for the tax years prior to 2020 are no longer subject to general audit. To the extent the Company or its subsidiaries generated net operating losses or tax credits in closed tax years, future use of the net operating loss or tax credit carry forward balance would be subject to examination within the relevant statute of limitations for the year in which it was utilized. The Company and its subsidiaries are still subject to other income tax audits for the tax years of 2011 through 2022.